Income Taxes - Summary of Reconciliation of Effective Tax Rate Parenthetical (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Canadian Federal Effective Corporate Tax Rate [member]
Income Tax [Line Items]
Applicable tax rate	15.00%	15.00%	15.00%